Fixed Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 477,316		$ 494,390
Accumulated depreciation	(224,456)		(225,332)
Fixed assets, net	252,860	[1]	269,058	[2]
Depreciation expenses for fixed assets	13,475		16,621		$ 19,990
Office buildings [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	355,862		361,172
Computer equipment and hardware [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	81,335		91,183
Leasehold and building improvements [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	31,943		33,704
Office furniture [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	5,204		5,374
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 2,972		$ 2,957

[1]	Total additions to fixed assets of Sohu and Changyou were $0.6 million and $0.7 million, respectively, for the year ended December 31, 2024.
[2]	Total additions to fixed assets of Sohu and Changyou were $1.1 million and $1.2 million, respectively, for the year ended December 31, 2023.